GENERAL AND ADMINISTRATIVE EXPENSES (Detail) - Components of General and Administrative Expenses (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
General and Administrative expenses:
Contract Labor	$ 296,708		$ 447,708
Acquisition Expense	0		148,014
Employee’s Salaries	80,125		155,587
Travel	40,461		125,927
Professional, Legal, and Filing Fees	58,959		116,754		19,702	13,150
Others	66,758		138,849
Total General and Administrative expenses	$ 543,011	$ 9,049	$ 1,132,839	$ 21,605	$ 10,230	$ 4,046